Segments and Related Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Segments and Related Information
Schedule of revenues by segment

	For the Years Ended
	December 31,
	2021	2020
Revenue:
Telecom	$498,221	$587,614
Renewables and Recovery Logistics	114,020	68,910
Total consolidated revenue	$612,241	$656,524

Schedule of total assets by segment

	December 31,
	2021	2020
Total Assets:
Telecom	$570,750	$579,147
Renewables and Recovery Logistics	90,638	55,370
Corporate	10,371	6,351
Total consolidated assets	$671,759	$640,868

Schedule of capital expenditure by segment

	For the Years Ended
	December 31,
	2021	2020
Capital Expenditures:
Telecom	$11,109	$8,831
Renewables and Recovery Logistics	330	12,251
Corporate	1,379	2,015
Total consolidated capital expenditures	$12,818	$23,097

Schedule of amortization and depreciation by segment

	For the Years Ended
	December 31,
	2021	2020
Amortization and Depreciation:
Amortization and depreciation
Telecom	$41,105	$40,588
Renewables and Recovery Logistics	11,588	5,259
Corporate	982	628
Total consolidated amortization and depreciation	$53,675	$46,475

Schedule of adjusted EBITDA reconciliation

	For the Three Months Ended		For The Six Months Ended
Adjusted EBITDA Reconciliation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom adjusted EBITDA	$17,031	$11,202	$21,843	$16,016
Renewables and Recovery Logistics adjusted EBITDA	(601)	1,141	4,708	4,019
Corporate adjusted EBITDA	(6,276)	(4,720)	(12,366)	(8,649)
Total adjusted EBITDA continuing operations	$10,154	$7,623	$14,185	$11,386
Total adjusted EBITDA - discontinuing operations	—	(1,212)	—	(2,075)
Total adjusted EBITDA	$10,154	$6,411	$14,185	$9,311
Less:
Management fees	—	(124)	(126)	(622)
Transaction expenses	(1,320)	(903)	(10,588)	(1,452)
Share based compensation	(1,114)	—	(7,825)	—
Depreciation and amortization	(14,794)	(13,023)	(29,560)	(25,645)
Interest expense	(13,085)	(11,227)	(25,428)	(21,138)
Loss on extinguishment of convertible notes	—	(2,436)	—	(2,436)
Integration, public company readiness and close out costs	(5,490)	—	(6,854)	—
Net loss from continuing operations	$(25,649)	$(20,090)	$(66,196)	$(39,907)
Net loss from discontinued operations	—	(1,740)	—	(3,129)
Net loss	$(25,649)	$(21,830)	$(66,196)	$(43,036)

	For the Years Ended
	December 31,
	2021	2020
Adjusted EBITDA Reconciliation:
Telecom adjusted EBITDA	$32,542	$2,409
Renewables and Recovery Logistics adjusted EBITDA	44,869	28,943
Corporate adjusted EBITDA	(17,376)	(18,213)
Total adjusted EBITDA	$60,035	$13,139
Less:
Management fees	(889)	(518)
Transaction expenses	(3,826)	(988)
Loss on legal settlement	(2,600)	—
Change in fair value of contingent consideration	4,780	7,081
Impairment of goodwill	(52,487)	(28,802)
Depreciation and amortization	(53,675)	(46,475)
Interest expense	(50,477)	(37,659)
Loss on extinguishment of convertible notes	(2,436)	—
Loss from continuing operations	$(101,575)	$(94,222)

Schedule of revenue by service offerings

	For the Three Months Ended		For The Six Months Ended
Revenue:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Telecom	$175,173	$117,959	$307,837	$224,439
Renewables and Recovery Logistics	9,049	12,650	24,546	25,283
Total consolidated revenue	$184,222	$130,609	$332,383	$249,722

	July 2,	December 31,
Total Assets:	2022	2021
Telecom	$615,135	$570,750
Renewables and Recovery Logistics	81,541	90,638
Corporate(1)	(1,567)	10,371
Total consolidated assets	$695,109	$671,759
(1)	Corporate includes both corporate assets and eliminations

	For The Six Months Ended
Capital Expenditures:	July 2, 2022	July 3, 2021
Telecom	$10,692	$682
Renewables and Recovery Logistics	854	179
Corporate	510	870
Total consolidated capital expenditures	$12,056	$1,731

	For the Three Months Ended		For The Six Months Ended
Amortization and Depreciation:	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Amortization and depreciation
Telecom	$11,705	$9,742	$23,366	$19,562
Renewables and Recovery Logistics	2,885	3,037	5,780	5,604
Corporate	204	244	414	479
Total consolidated amortization and depreciation	$14,794	$13,023	$29,560	$25,645

	For the Years Ended
	December 31,
	2021	2020
Telecom Wireless	$382,743	$458,155
Telecom Wireline	102,194	129,459
Telecom Power	13,284	—
Renewables	29,216	—
Recovery Logistics	84,804	68,910
Total	$612,241	$656,524

Schedule of revenue by significant customers

Revenue concentration information for significant customers as a percentage of total consolidated revenue was as follows (in thousands):

	For the Three Months Ended				For The Six Months Ended
	July 2, 2022		July 3, 2021		July 2, 2022		July 3, 2021
Customers:	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
AT&T	$77,262	41.9%	$62,909	48.2%	$133,245	40.1%	$123,692	49.5%
T-Mobile	24,714	13.4%	19,231	14.7%	41,179	12.4%	36,552	14.6%
Verizon	29,793	16.2%	17,026	13.0%	52,643	15.8%	34,876	14.0%
Total	$131,769	71.5%	$99,166	75.9%	$227,067	68.3%	$195,120	78.1%

	For the Year Ended December 31,
	2021		2020
	Amount	% of Total	Amount	% of Total
Customers:
AT&T	$249,389	41%	$356,026	54%
Entergy	69,268	11%	*	*
T-Mobile	78,442	13%	*	*
Verizon	72,584	12%	116,444	18%
Total	$469,683	77%	$472,470	72%
*	Revenue from Entergy and T-Mobile did not exceed 10% of total consolidated revenue for the year ended December 31, 2020.